DIVESTITURES - Narrative (Details) - USD ($) $ in Millions					12 Months Ended
	Dec. 02, 2024	Oct. 01, 2024	Jul. 01, 2024	Jun. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Chubb gain					$ 0	$ 0	$ 1,105
Discontinued Operations, Disposed of by Sale | Access Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale				$ 5,000
Chubb gain	$ 1,400	$ 318	$ 319	$ 1,800
Discontinued Operations, Disposed of by Sale | Industrial Fire to Sentinel Capital Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale			$ 1,400
Discontinued Operations, Disposed of by Sale | Commercial Refrigeration Business (CCR)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale	$ 2,900	$ 679